OCEAN PARK INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
1,620	iShares International Dividend Growth ETF	$ 129,065
2,469	iShares MSCI Australia ETF	66,663
2,252	iShares MSCI Brazil ETF	69,812
1,819	iShares MSCI EAFE Small-Cap ETF	139,554
2,029	iShares MSCI Emerging Markets Min Vol Factor ETF	129,511
853	iShares MSCI Japan ETF	68,419
1,048	iShares MSCI Mexico ETF	71,484
1,066	iShares MSCI South Korea ETF	85,387
1,282	iShares MSCI Taiwan ETF	81,561
2,413	JPMorgan BetaBuilders Developed Asia Pacific-ex ETF	135,948
15,258	SPDR Portfolio Emerging Markets ETF	714,227
15,156	Vanguard Total International Stock ETF	1,113,360
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,361,419)	2,804,991

	TOTAL INVESTMENTS - 99.8% (Cost $2,361,419)	$ 2,804,991
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	4,301
	NET ASSETS - 100.0%	$ 2,809,292

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt